United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Six months ended 4/30/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.29		$10.44	$10.48		$10.70	$12.00	$11.64
Income From Investment Operations:
Net investment income	0.41		0.82	0.83		0.81	0.81	0.93
Net realized and unrealized gain (loss) on investments	0.69		(3.05)	(0.00	) [1]	0.22	(0.40)	0.45
TOTAL FROM INVESTMENT OPERATIONS	1.10		(2.23)	0.83		1.03	0.41	1.38
Less Distributions:
Distributions from net investment income	(0.40)		(0.82)	(0.84)		(0.82)	(0.89)	(0.95)
Distributions from net realized gain on investments	--		(0.10)	(0.03)		(0.43)	(0.82)	(0.07)
TOTAL DISTRIBUTIONS	(0.40)		(0.92)	(0.87)		(1.25)	(1.71)	(1.02)
Redemption Fees	0.01		0.00 [1]	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]
Net Asset Value, End of Period	$8.00		$7.29	$10.44		$10.48	$10.70	$12.00
Total Return [2]	15.99%		(23.07)%	8.12%		10.45%	3.69%	12.43%

Ratios to Average Net Assets:
Net expenses	0.49	% [3]	0.50%	0.50%		0.50%	0.51%	0.50%
Net investment income	11.71	% [3]	8.69%	7.80%		7.72%	7.50%	7.79%
Expense waiver/reimbursement [4]	0.22	% [3]	0.45%	0.69%		1.21%	1.03%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,584		$60,125	$49,034		$39,358	$19,547	$36,763
Portfolio turnover	3%		29%	44%		54%	35%	56%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,159.90	$2.62
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Health Care	11.3%
Media - Non-Cable	8.7%
Consumer Products	6.0%
Food & Beverage	5.9%
Wireless Communications	5.9%
Industrial - Other	5.2%
Energy	4.3%
Utility - Natural gas	4.3%
Retailers	4.1%
Technology	4.1%
Financial Institutions	3.8%
Gaming	3.8%
Utility - Electric	3.6%
Other [3]	24.3%
Cash Equivalents [4]	5.1%
Other Assets and Liabilities - Net [5]	(0.4)%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.

2 As for the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--50.2%
		Aerospace/Defense--1.4%
$200,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$195,500
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series WI), PIK, 9.75%, 4/1/2017	25,000
125,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, (Series WI), 8.875%, 4/1/2015	24,375
400,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	382,000
900,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	868,500
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	161,000
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	71,437
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	93,750
110,469	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	30,379
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	294,750
350,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	271,250
275,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	189,750
		TOTAL	2,607,691
		Automotive--1.5%
200,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	17,000
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.889%, 1/13/2012	125,344
525,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	430,759
1,275,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,116,313
800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	611,175
525,000	[3]	General Motors Corp., Deb., 7.40%, 9/1/2025	51,187
200,000	[3]	General Motors Corp., Note, 8.375%, 7/15/2033	18,000
200,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	61,000
500,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	277,500
		TOTAL	2,708,278
Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--0.2%
$75,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	$61,125
150,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	96,750
200,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	45,000
75,000	[4,5]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	4,125
250,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	146,250
		TOTAL	353,250
		Chemicals--1.3%
75,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	73,125
250,000	[4,5]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	128,750
488,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	512,400
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	58,500
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	91,250
175,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	168,875
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	50,321
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	50,750
875,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	883,750
275,000		Terra Capital, Inc., Company Guarantee, (Series B), 7.00%, 2/1/2017	259,875
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	49,507
		TOTAL	2,327,103
		Consumer Products--3.5%
350,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	206,500
74,372		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	15,246
725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	576,375
700,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	609,000
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	645,250
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	391,000
700,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	665,000
1,400,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,365,000
875,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	765,363
575,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	385,250
100,000	[1,4,5]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,500
900,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	832,500
		TOTAL	6,457,984
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--2.1%
$175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	$119,875
875,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	782,031
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	238,750
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	329,875
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	232,375
225,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	181,125
175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	130,375
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	280,500
150,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	125,625
150,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	125,625
125,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	121,875
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	225,500
200,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	166,000
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	40,500
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	64,192
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	43,250
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	130,875
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	115,000
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	47,000
100,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	94,500
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	49,000
100,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	88,000
150,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	146,625
		TOTAL	3,878,473
		Entertainment--0.5%
400,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	399,000
150,000	[4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	2,250
425,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	403,750
225,000		Universal City Florida Holding Co., Floating Rate Note, 5.92%, 5/1/2010	140,625
		TOTAL	945,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Environmental--0.2%
$375,000		Allied Waste North America, Inc., Note, (Series B), 7.125%, 5/15/2016	$367,500
100,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	100,937
		TOTAL	468,437
		Financial Institutions--2.1%
150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	126,750
221,000	[1,2]	General Motors Acceptance Corp., LLC, Note, 7.00%, 2/1/2012	181,337
2,525,000	[1,2]	General Motors Acceptance Corp., LLC, Note, (Series 144A), 6.875%, 9/15/2011	2,198,240
107,000	[1,2]	General Motors Acceptance Corp., LLC, Note, (Series 144A), 8.00%, 11/1/2031	75,093
750,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	746,250
1,025,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	522,750
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	131,625
		TOTAL	3,982,045
		Food & Beverage--3.0%
300,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	258,000
950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	912,000
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.67%, 2/1/2015	80,500
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	194,000
325,000		Constellation Brands, Inc., 8.375%, 12/15/2014	329,875
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	48,500
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	72,750
325,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	318,500
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	193,000
200,000		Ingles Market, Inc., 8.875%, 5/15/2017	193,096
625,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	593,750
300,000	[4,5]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	209,250
525,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	447,562
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	132,125
250,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	126,250
250,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	245,625
800,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	568,000
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	162,500
550,000	[1,2]	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	577,500
		TOTAL	5,662,783
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--1.8%
$200,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	$8,000
399,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	353,115
175,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	151,375
175,000	[1,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	254
775,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	437,875
58,072	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	21,196
375,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	272,812
150,000	[1,2]	MGM Mirage, 13.00%, 11/15/2013	139,500
375,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	214,687
650,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	367,250
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	93,375
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	80,625
250,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	231,875
250,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	201,250
400,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	210,000
200,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	173,000
400,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	340,000
		TOTAL	3,296,189
		Health Care--6.2%
450,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	459,000
450,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	342,000
225,000		Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	205,312
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	68,250
50,000		Biomet, Inc., Sr. Note, (Series WI), 10.375%, 10/15/2017	48,375
1,150,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	1,121,250
450,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	308,250
325,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	346,125
625,000		HCA, Inc., 8.50%, 4/15/2019	632,031
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	55,500
1,300,000		HCA, Inc., Sr. Secd. 2nd Priority Note, PIK, 9.625%, 11/15/2016	1,209,000
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	868,437
625,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	553,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$250,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	$236,250
475,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	447,687
575,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	431,250
325,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 5.943%, 6/1/2015	251,063
250,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	233,750
825,000		VWR Funding, Inc., Company Guarantee, (Series WI), 10.25%, 7/15/2015	604,313
150,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	134,250
425,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	406,938
850,000		Ventas Realty LP, 6.50%, 6/1/2016	760,750
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	45,000
300,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	283,500
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	203,625
550,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	577,500
978,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	611,250
		TOTAL	11,443,781
		Industrial - Other--2.5%
425,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	370,813
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	61,500
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	47,000
225,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	200,250
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	199,125
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	45,250
400,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	326,000
800,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	772,000
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.583%, 4/1/2015	76,500
525,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	459,375
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	75,562
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	240,000
175,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	151,375
375,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	223,125
525,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	339,938
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	570,688
325,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	277,875
300,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	283,500
		TOTAL	4,719,876
Principal Amount			Value
		CORPORATE BONDS--continued
		Lodging--0.7%
$625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	$575,000
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	131,625
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	487,500
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	50,250
		TOTAL	1,244,375
		Media - Cable--1.0%
125,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	128,125
425,000	[4,5]	Charter Communications Holdings II, 8.75%, 11/15/2013	370,812
375,000	[4,5]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	343,125
475,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	486,875
300,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	313,125
75,000		Videotron Ltee, Company Guarantee, (Series WI), 9.125%, 4/15/2018	78,281
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	46,750
		TOTAL	1,767,093
		Media - Non-Cable--5.0%
96,636		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	44,453
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	42,750
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	96,250
800,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	816,000
269,000	[6]	Dex Media West LLC, Sr. Sub. Note, (Series B), 9.875%, 8/15/2013	77,337
350,000	[6]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	43,750
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,165,625
325,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	99,125
225,000	[4,5]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	4,781
1,550,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,592,625
1,300,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	1,176,500
100,000	[1,2]	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	101,000
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	327,250
350,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	315,000
75,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	57,750
900,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	589,500
275,000	[1,2]	Newport Television LLC, Sr. Note, PIK, 13.00%, 3/15/2017	10,312
86,000	[1,2]	Nexstar Broadcasting Group, Inc., PIK, 0.5/7.00%, 1/15/2014	30,960
611,648	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	175,849
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$150,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	$142,500
675,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	671,625
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	84,000
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	189,000
75,000	[6]	R.H. Donnelly Corp, Sr. Disc. Note, (Series A-2), 6.875%, 1/15/2013	4,687
75,000	[6]	R.H. Donnelly Corp, Sr. Disc. Note, (Series W1), 6.875%, 1/15/2013	4,687
225,000	[4,5,6]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	15,188
50,000	[6]	R.H. Donnelly Corp, Sr. Note, (Series A-3), 8.875%, 1/15/2016	3,250
475,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	496,375
375,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	22,969
975,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	522,844
200,000	[1,2]	Univision Television Group, Inc., Sr. Note, PIK, 9.75%, 3/15/2015	32,000
250,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	51,250
300,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	196,500
		TOTAL	9,203,692
		Metals & Mining--0.4%
100,000	[4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	1,500
75,000	[4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,875
600,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	588,834
375,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	196,875
		TOTAL	789,084
		Packaging--1.3%
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	314,437
550,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	398,750
400,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	408,000
1,275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,300,500
		TOTAL	2,421,687
		Paper--1.0%
475,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	477,375
850,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	771,375
525,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	249,375
175,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	48,125
275,000		Rock-Tenn Co., 9.25%, 3/15/2016	281,188
		TOTAL	1,827,438
Principal Amount			Value
		CORPORATE BONDS--continued
		Restaurants--0.7%
$475,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	$401,375
575,000		NPC International, Inc., 9.50%, 5/1/2014	517,500
650,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.82%, 3/15/2014	432,250
		TOTAL	1,351,125
		Retailers--2.3%
225,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	223,875
625,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	650,000
600,000		General Nutrition Center, Company Guarantee, 6.404%, 3/15/2014	459,000
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	82,607
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	167,328
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	131,664
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	89,250
775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	546,375
300,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	220,509
700,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	679,000
475,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	337,250
375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	243,750
475,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	349,125
		TOTAL	4,179,733
		Services--1.0%
250,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	183,750
525,000		KAR Holdings, Inc., 10.00%, 5/1/2015	307,125
875,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	732,813
750,000		West Corp., Sr. Note, 9.50%, 10/15/2014	654,375
		TOTAL	1,878,063
		Technology--2.1%
225,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	147,937
800,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	580,000
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	208,875
325,000		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	56,875
200,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	69,000
275,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	50,875
575,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	349,313
550,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	492,250
200,000	[1,2]	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	198,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	217,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.708%, 4/1/2012	$42,508
700,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	673,750
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	120,000
750,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	656,250
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	91,438
		TOTAL	3,954,571
		Textile--0.1%
250,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	246,250
		Tobacco--0.1%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	138,563
		Transportation--0.7%
400,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	200,000
500,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	390,000
250,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	178,750
275,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	292,875
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	152,250
100,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	70,500
100,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	76,500
		TOTAL	1,360,875
		Utility - Electric--1.6%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	45,230
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	259,000
450,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	358,875
500,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	380,000
50,000		Energy Future Holdings Corp., Company Guarantee, (Series WI), 10.875%, 11/1/2017	34,375
71,459	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	62,629
200,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	191,000
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	193,500
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	143,625
500,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	482,500
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	271,266
50,000		TECO Finance, Inc., Unsub., (Series WI), 6.75%, 5/1/2015	43,330
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	486,625
75,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI-B), 10.25%, 11/1/2015	42,938
		TOTAL	2,994,893
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--2.0%
$300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	$291,750
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	343,875
275,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	225,500
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	149,625
175,000	[1,2]	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	176,750
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	425,250
625,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	521,875
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	45,076
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	72,353
506,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	475,640
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	178,000
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	220,123
275,000	[1,2]	Tennessee Gas Pipeline, Sr. Note, 8.00%, 2/1/2016	281,875
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	98,672
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	173,149
		TOTAL	3,679,513
		Wireless Communications--3.3%
225,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.958%, 1/1/2013	226,687
75,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	78,187
175,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	186,375
300,000	[1,2]	Crown Castle International Corp., 7.75%, 5/1/2017	304,500
125,000		Crown Castle International Corp., 9.00%, 1/15/2015	128,125
350,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	334,250
500,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	365,000
203,785	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	139,593
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	94,500
775,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	779,844
350,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	350,437
1,175,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	844,531
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	131,994
800,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	824,000
975,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	814,125
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	501,000
		TOTAL	6,103,148
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--0.6%
$150,000		FairPoint Communications, Inc., Sr. Note, (Series WI), 13.125%, 4/1/2018	$41,812
475,000		Qwest Corp., Note, 8.875%, 3/15/2012	484,500
600,000	[1,2]	Qwest Corp., Sr. Note, 8.375%, 5/1/2016	600,000
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	49,038
		TOTAL	1,175,350
		TOTAL CORPORATE BONDS (IDENTIFIED COST $99,265,277)	93,166,968
		PREFERRED STOCK--0.0%
		Financial Institution--0.0%
319	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $91,185)	95,720
		MUTUAL FUNDS--50.6% [7]
16,443,408		High Yield Bond Portfolio	85,670,154
8,217,591	[8]	Prime Value Obligations Fund, Institutional Shares, 1.03%	8,217,591
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $89,267,337)	93,887,745
		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $188,623,799) [9]	187,150,433
		OTHER ASSETS AND LIABILITIES - NET--(0.8)% [10]	(1,566,920)
		TOTAL NET ASSETS--100%	$185,583,513

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $18,700,695 which represented 10.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $18,698,941, which represented 10.1% of total net assets.

3 On June 6, 2009, the issuer of this security filed for bankruptcy.

4 Non-income producing security.

5 Issuer in default.

6 On May 28, 2009, the issuer of this security filed for bankruptcy.

7 Affiliated companies.

8 7-Day net yield.

9 The cost of investments for federal tax purposes amounts to $188,205,592.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices And Investments In Mutual Funds	$ 93,887,745
Level 2--Other Significant Observable Inputs	93,262,688
Level 3--Significant Unobservable Inputs	--
TOTAL	$187,150,433

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $93,887,745 of investments in affiliated issuers (Note 5) (identified cost $188,623,799)		$187,150,433
Cash		2,091,764
Income receivable		3,468,764
Receivable for shares sold		515,979
TOTAL ASSETS		193,226,940
Liabilities:
Payable for investments purchased	$6,810,641
Payable for shares redeemed	217,722
Income distribution payable	606,377
Payable for Directors'/Trustees' fee	236
Accrued expenses	8,451
TOTAL LIABILITIES		7,643,427
Net assets for 23,196,463 shares outstanding		$185,583,513
Net Assets Consist of:
Paid-in capital		$187,919,026
Net unrealized depreciation of investments		(1,473,366)
Accumulated net realized loss on investments		(1,142,009)
Undistributed net investment income		279,862
TOTAL NET ASSETS		$185,583,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net asset value per share ($185,583,513 ÷ 23,196,463 shares outstanding), no par value, unlimited shares authorized		$8.00
Offering price per share		$8.00
Redemption proceeds per share (98.00/100 of $8.00)		$7.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$3,712,834
Dividends (including $2,946,343 received from affiliated issuers (Note 5))			2,954,178
TOTAL INCOME			6,667,012
Expenses:
Investment adviser fee (Note 5)		$218,525
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		5,285
Transfer and dividend disbursing agent fees and expenses		12,278
Directors'/Trustees' fees		2,176
Auditing fees		14,480
Legal fees		4,762
Portfolio accounting fees		34,454
Share registration costs		12,471
Printing and postage		6,845
Insurance premiums		2,284
Miscellaneous		1,649
TOTAL EXPENSES		389,593
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(107,371)
Waiver of administrative personnel and services fee	(11,851)
TOTAL WAIVERS AND REIMBURSEMENT		(119,222)
Net expenses			270,371
Net investment income			6,396,641
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(376,841)
Net change in unrealized depreciation of investments			18,893,562
Net realized and unrealized gain on investments			18,516,721
Change in net assets resulting from operations			$24,913,362

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,396,641	$5,319,631
Net realized loss on investments	(376,841)	(727,153)
Net change in unrealized appreciation/depreciation of investments	18,893,562	(20,444,529)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,913,362	(15,852,051)
Distributions to Shareholders:
Distributions from net investment income	(6,119,754)	(5,304,577)
Distributions from net realized gain on investments	--	(451,859)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,119,754)	(5,756,436)
Share Transactions:
Proceeds from sale of shares	116,880,677	59,842,483
Net asset value of shares issued to shareholders in payment of distributions declared	3,134,116	2,237,326
Cost of shares redeemed	(13,430,753)	(29,389,565)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,584,040	32,690,244
Redemption Fees	80,975	9,061
Change in net assets	125,458,623	11,090,818
Net Assets:
Beginning of period	60,124,890	49,034,072
End of period (including undistributed net investment income of $279,862 and $2,975, respectively)	$185,583,513	$60,124,890

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes.". As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Herbst Gaming, Inc., Sr. Sub Note, 7.00%, 11/15/2014	11/5/2004 - 12/18/2007	$ 143,781	$ 254
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 - 2/8/2006	$ 98,375	$ 1,500

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	16,438,925	6,450,248
Shares issued to shareholders in payment of distributions declared	423,616	236,784
Shares redeemed	(1,910,991)	(3,138,375)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,951,550	3,548,657

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2009, the redemption fees amounted to $80,975. For the year ended October 31, 2008, the redemption fees amounted to $9,061.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $188,205,592. The net unrealized depreciation of investments for federal tax purposes was $1,055,159. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,002,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,057,870.

At October 31, 2008, the Fund had a capital loss carryforward of $738,811 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $105,229 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.114% of average daily net assets of the Fund. FAS waived $11,851 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $2,142. Transactions with the affiliated companies during the six months ended April 30, 2009 were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
High Yield Bond Portfolio	3,535,440	12,907,968	--	16,443,408	$85,670,154	$2,908,165
Prime Value Obligations Fund, Institutional Shares	2,610,296	62,976,117	57,368,822	8,217,591	$ 8,217,591	$ 38,178
TOTAL OF AFFILIATED TRANSACTIONS	6,145,736	75,884,085	57,368,822	24,660,999	$93,887,745	$2,946,343

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$106,648,836
Sales	$3,307,754

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2009